Related Party Transactions - Schedule of Personnel Compensations to Directors, Supervisors, and Managements (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 313,922	$ 443,802	$ 370,943
Post-employment benefits	2,991	65,217	2,866
Personnel compensations	$ 316,913	$ 509,019	$ 373,809